United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/17

Date of Reporting Period: Quarter ended 03/31/17

Item 1.	Schedule of Investments

High Yield Bond Portfolio
Portfolio of Investments
March 31, 2017 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—97.2%
		Aerospace/Defense—1.1%
$3,300,000	[1,2]	Engility Corp., Sr. Unsecd. Note, Series 144A, 8.875%, 9/1/2024	$3,506,250
2,950,000		TransDigm, Inc., 5.50%, 10/15/2020	2,968,438
8,850,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	8,988,060
1,625,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	1,643,281
4,475,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	4,542,125
1,075,000		TransDigm, Inc., Sr. Sub., 6.375%, 6/15/2026	1,078,322
		TOTAL	22,726,476
		Automotive—3.1%
3,500,000	[1,2]	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	3,443,125
2,550,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2024	2,581,875
5,700,000	[1,2]	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2027	5,696,409
4,200,000	[1,2]	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	4,557,000
1,350,000	[1,2]	Cooper-Standard Automotive, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2026	1,353,375
4,750,000	[1,2]	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	4,963,750
1,250,000	[1,2]	Dana Financing Lux Sarl, Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2025	1,264,063
10,325,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	10,557,312
2,075,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	2,080,188
2,600,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	2,671,500
1,000,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	1,043,125
2,650,000	[1,2]	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 4/1/2022	2,782,500
4,075,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	4,431,562
1,050,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.125%, 9/15/2021	1,057,875
825,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.50%, 9/15/2023	817,781
5,325,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	5,205,187
5,175,000	[1,2]	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	5,515,670
575,000		Tenneco, Inc., Sr. Unsecd. Note, 5.00%, 7/15/2026	564,576
850,000		Tenneco, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2024	879,750
2,925,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	3,038,344
		TOTAL	64,504,967
		Banking—0.9%
2,150,000		Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	2,209,147
7,000,000		Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	7,192,500
1,425,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	1,431,227
2,550,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	2,546,812
4,700,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	4,846,875
		TOTAL	18,226,561
		Building Materials—2.1%
425,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	455,813
4,290,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	4,488,412
5,825,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	5,999,750
900,000	[1,2]	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	938,250
2,125,000		Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	2,273,750
3,150,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	3,268,125
2,075,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	2,189,125
1,800,000	[1,2]	HD Supply, Inc., Series 144A, 5.75%, 4/15/2024	1,897,740

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$1,675,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	$1,717,695
2,375,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	2,588,750
2,500,000		Ply Gem Industries, Inc., 6.50%, 2/1/2022	2,626,375
6,200,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	6,417,000
7,900,000	[1,2]	Standard Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/15/2027	7,761,750
1,625,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	1,696,094
		TOTAL	44,318,629
		Cable Satellite—7.4%
2,175,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	2,240,250
5,900,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	6,552,687
2,200,000		CCO Holdings LLC/Cap Corp., 5.25%, 9/30/2022	2,288,000
5,475,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	5,707,687
4,450,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	4,577,937
2,125,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	2,236,563
1,100,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	1,141,250
1,025,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2027	1,034,609
4,050,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	4,262,625
1,250,000		CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	1,248,438
1,825,000	[1,2]	CSC Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	1,859,219
4,325,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	4,373,656
4,675,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	4,768,500
2,525,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,572,344
1,300,000		Charter Communications Holdings II, 5.125%, 2/15/2023	1,342,107
2,300,000		Charter Communications Holdings II, 5.75%, 1/15/2024	2,397,750
2,425,000		DISH DBS Corp., 5.00%, 3/15/2023	2,441,975
10,700,000		DISH DBS Corp., 5.875%, 7/15/2022	11,268,384
1,675,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	1,765,031
975,000		DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	1,135,875
275,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	251,969
3,375,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	3,585,937
8,075,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	6,671,969
7,075,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	6,411,719
4,550,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	5,289,375
2,825,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	3,404,125
4,550,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	4,959,500
4,525,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	4,643,781
6,950,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	7,471,250
3,250,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	3,334,500
2,775,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	2,844,375
1,950,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	2,003,625
2,550,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	2,661,282
8,075,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	8,539,312
7,725,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	7,802,250
4,275,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	4,478,062
1,250,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	1,257,813
2,575,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	2,678,000
6,525,000	[1,2]	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	6,540,660
2,475,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	2,505,938

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$2,625,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	$2,618,438
		TOTAL	155,168,767
		Chemicals—2.3%
4,125,000	[1,2]	Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.25%, 2/1/2025	4,186,875
5,225,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	5,140,094
4,175,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	4,415,062
6,625,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	6,111,562
6,700,000		Huntsman International LLC, Sr. Unsecd. Note, 5.125%, 11/15/2022	7,035,000
2,075,000	[1,2]	Koppers, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	2,147,625
1,175,000	[1,2]	PQ Corp., Series 144A, 6.75%, 11/15/2022	1,254,313
15,100,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	15,741,750
2,150,000	[1,2]	WR Grace & Co., Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	2,273,625
		TOTAL	48,305,906
		Construction Machinery—0.4%
1,675,000	[1,2]	Ritchie Bros. Auctioneers, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	1,716,875
2,400,000		United Rentals, Inc., 4.625%, 7/15/2023	2,481,000
575,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2027	582,187
3,000,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	3,101,250
575,000		United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	601,594
		TOTAL	8,482,906
		Consumer Cyclical Services—1.1%
6,425,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	6,232,250
2,400,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	2,328,000
5,675,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	5,710,469
1,775,000		ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.10%, 3/1/2018	1,846,000
1,775,000		ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.45%, 8/15/2027	1,948,062
4,250,000	[1,2]	ServiceMaster Co. LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2024	4,366,875
		TOTAL	22,431,656
		Consumer Products—2.1%
7,550,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	5,322,750
10,025,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	9,874,625
5,600,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	5,698,000
7,525,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	7,731,937
4,300,000	[1,2]	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	4,536,500
400,000	[1,2]	Scotts Miracle-Gro Co., Sr. Unsecd. Note, Series 144A, 5.25%, 12/15/2026	406,000
4,400,000		Spectrum Brands, Inc., 5.75%, 7/15/2025	4,675,000
1,675,000		Spectrum Brands, Inc., 6.125%, 12/15/2024	1,779,688
2,658,000		Springs Industries, Inc., 6.25%, 6/1/2021	2,744,385
925,000	[1,2]	Valvoline Finco Two LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 7/15/2024	973,563
		TOTAL	43,742,448
		Diversified Manufacturing—1.0%
6,950,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	7,280,125
4,100,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	3,474,750
10,275,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	10,711,688
550,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	566,500
		TOTAL	22,033,063
		Finance Companies—1.8%
750,000		Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	719,063
8,025,000		Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	7,523,437

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Finance Companies—continued
$375,000		Navient Corp., Sr. Unsecd. Note, 6.50%, 6/15/2022	$378,750
1,125,000		Navient Corp., Sr. Unsecd. Note, 6.625%, 7/26/2021	1,167,188
3,775,000		Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	3,812,750
1,200,000	[1,2]	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	1,252,500
9,600,000	[1,2]	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2024	10,008,000
12,825,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	12,664,687
		TOTAL	37,526,375
		Food & Beverage—2.4%
2,600,000	[1,2]	AdvancePierre Foods Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 12/15/2024	2,635,750
9,275,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	7,920,850
50,000		Aramark Services, Inc., Sr. Unsecd. Note, 4.75%, 6/1/2026	50,438
4,925,000		Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	5,177,406
3,125,000	[1,2]	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/1/2025	3,226,562
3,450,000	[1,2]	Lamb Weston Holdings, Inc., Sr. Unsub., Series 144A, 4.875%, 11/1/2026	3,527,625
925,000	[1,2]	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	948,125
650,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, 5.875%, 1/15/2024	680,875
5,350,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	5,136,000
1,525,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	1,528,813
425,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2022	448,906
3,200,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 3/15/2024	3,544,672
8,000,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 7/15/2025	9,020,000
6,200,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	6,463,500
		TOTAL	50,309,522
		Gaming—3.6%
1,025,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	1,099,313
5,800,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	6,271,250
5,850,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	6,010,875
1,050,000	[1,2]	Eagle II Acquisition Co. LLC, Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2025	1,085,438
1,725,000		GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	1,785,375
675,000		MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	715,500
6,775,000		MGM Mirage, Inc., 7.75%, 3/15/2022	7,829,359
3,200,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	3,528,000
2,850,000		MGM Resorts International, 6.00%, 3/15/2023	3,074,437
1,575,000		MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	1,535,625
5,550,000	[1,2]	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	5,647,125
2,375,000	[1,2]	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2027	2,363,125
5,800,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 5.625%, 5/1/2024	5,894,250
4,700,000	[1,2]	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	4,794,000
11,725,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	11,959,500
3,080,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	3,187,800
7,275,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	7,584,187
		TOTAL	74,365,159
		Health Care—10.1%
2,150,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	2,237,333
5,525,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	5,828,875
8,475,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	8,241,937
3,125,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	3,214,844
3,425,000		CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	3,399,313
2,675,000		CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	2,738,531

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$12,800,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	$11,008,000
2,200,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	2,198,636
3,725,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	3,769,234
7,450,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	7,619,934
1,925,000		HCA, Inc., 4.50%, 2/15/2027	1,929,813
5,100,000		HCA, Inc., 4.75%, 5/1/2023	5,329,500
6,025,000		HCA, Inc., 5.00%, 3/15/2024	6,333,781
2,250,000		HCA, Inc., 5.25%, 6/15/2026	2,362,725
2,300,000		HCA, Inc., 5.875%, 5/1/2023	2,489,750
10,150,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	10,581,375
5,375,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	6,161,094
8,200,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	8,733,000
6,725,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	6,472,812
1,700,000		LifePoint Health, Inc., 5.875%, 12/1/2023	1,755,250
1,200,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	1,245,750
2,650,000	[1,2]	LifePoint Health, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2024	2,701,675
1,425,000	[1,2]	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	1,457,063
13,400,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	14,440,175
2,600,000	[1,2]	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	2,736,500
19,575,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	18,302,625
10,650,000	[1,2]	SteriGenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	10,916,250
5,500,000	[1,2]	SteriGenics-Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	5,651,250
5,975,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	6,438,063
10,250,000	[1,2]	Team Health Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2025	10,070,625
775,000		Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	782,750
3,225,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	3,305,625
9,125,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	9,558,437
4,125,000		Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	4,145,625
2,850,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	2,864,250
5,575,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	5,491,375
1,200,000	[1,2]	Tenet Healthcare Corp., Term Loan—2nd Lien, Series 144A, 7.50%, 1/1/2022	1,299,000
6,825,000	[1,2]	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	7,806,094
		TOTAL	211,618,869
		Independent Energy—5.7%
1,400,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	1,438,500
3,650,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/1/2025	3,595,250
2,250,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	2,319,390
3,075,000	[1,2]	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, Series 144A, 10.00%, 4/1/2022	3,194,156
2,012,000	[1,2]	Callon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 10/1/2024	2,102,540
450,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	453,375
6,600,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	6,864,000
3,100,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	2,836,500
3,975,000	[1,2]	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	4,178,719
2,825,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	2,641,375
1,175,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 1/15/2025	1,179,406
4,925,000		Continental Resources, Inc., 4.50%, 4/15/2023	4,826,500
775,000	[1,2]	Crownrock LP/Crownrock F, Series 144A, 7.125%, 4/15/2021	803,094
2,025,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	2,156,625
1,725,000	[1,2]	Diamondback Energy, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 11/1/2024	1,743,803

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$2,275,000	[1,2]	Diamondback Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 5/31/2025	$2,343,250
2,900,000	[1,2]	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	3,059,500
1,350,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	1,137,375
1,225,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	1,244,906
2,475,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	2,413,125
2,600,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2025	2,561,000
2,225,000		Laredo Petroleum, 5.625%, 1/15/2022	2,230,562
1,400,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	1,428,000
1,975,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	2,058,937
925,000		Northern Oil and Gas, Inc., 8.00%, 6/1/2020	790,875
5,900,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	5,162,500
950,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	971,375
1,625,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	1,669,688
3,700,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	3,727,750
1,175,000		PDC Energy, Inc., 7.75%, 10/15/2022	1,242,563
975,000	[1,2]	PDC Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 9/15/2024	1,004,250
875,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	931,875
1,050,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2025	1,065,750
1,275,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	1,297,313
2,050,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	2,020,049
1,300,000		QEP Resources, Inc., Sr. Unsecd. Note, 6.875%, 3/1/2021	1,387,750
2,750,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	2,908,125
800,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2025	810,000
2,900,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	2,791,250
1,550,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/15/2023	1,532,563
1,200,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2022	1,194,000
4,950,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	5,123,250
775,000		Rice Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/1/2023	829,250
2,100,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	2,020,200
3,175,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	3,238,500
775,000		SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	782,750
6,425,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	6,023,437
800,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	778,000
1,375,000		WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	1,409,375
375,000		WPX Energy, Inc., Sr. Unsecd. Note, 7.50%, 8/1/2020	399,375
1,050,000		WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	1,173,375
8,600,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	8,600,000
		TOTAL	119,695,076
		Industrial - Other—1.6%
4,850,000		Anixter International, Inc., 5.125%, 10/1/2021	5,068,250
1,050,000		Anixter, Inc., 5.50%, 3/1/2023	1,093,313
5,550,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	5,563,875
6,275,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	6,431,875
2,200,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	2,268,750
9,225,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	8,845,878
3,225,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	3,216,937
		TOTAL	32,488,878

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Insurance - P&C—0.9%
$5,250,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	$5,276,250
12,600,000	[1,2]	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	13,167,000
		TOTAL	18,443,250
		Leisure—1.0%
2,050,000	[1,2]	AMC Entertainment Holdings, Inc., Sr. Sub. Note, Series 144A, 5.875%, 11/15/2026	2,078,188
1,375,000	[1,2]	AMC Entertainment Holdings, Inc., Sr. Sub. Note, Series 144A, 6.125%, 5/15/2027	1,390,469
1,550,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	1,596,500
2,475,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
1,675,000	[1,2]	Live Nation Entertainment, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2024	1,679,188
4,600,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	4,772,500
825,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	863,156
2,300,000	[1,2]	Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 7/31/2024	2,275,562
5,400,000	[1,2]	Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	5,400,000
		TOTAL	20,055,563
		Lodging—0.3%
2,725,000	[1,2]	Hilton Domestic Operations, Series 144A, 4.25%, 9/1/2024	2,704,563
1,450,000	[1,2]	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, Series 144A, 4.625%, 4/1/2025	1,468,125
1,175,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	1,198,500
		TOTAL	5,371,188
		Media Entertainment—6.1%
3,800,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	3,814,250
3,600,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	3,784,500
2,600,000	[1,2]	CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	2,736,500
7,400,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	5,642,500
1,500,000	[1,2]	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	1,601,250
2,350,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	2,397,000
3,150,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	3,285,828
5,650,000	[1,2]	EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	6,186,750
6,000,000		Gannett Co., Inc., 6.375%, 10/15/2023	6,367,500
725,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	744,938
1,850,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	1,831,500
4,175,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	4,258,500
825,000		Lamar Media Corp., Sr. Unsecd. Note, 5.75%, 2/1/2026	885,844
5,225,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	5,434,000
2,150,000		Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	2,334,083
6,125,000		Match Group, Inc., Sr. Unsecd. Note, 6.75%, 12/15/2022	6,438,906
975,000	[1,2]	McGraw Hill Global Education Holdings LLC, Sr. Unsecd. Note, Series 144A, 7.875%, 5/15/2024	946,969
4,425,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	4,624,125
2,675,000	[1,2]	Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	2,721,812
10,725,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	10,993,125
2,050,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2025	2,047,438
5,750,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	6,037,500
5,100,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	4,947,000
5,625,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	5,709,375
975,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	945,750
6,250,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	6,429,687
10,575,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	10,786,500
2,225,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	2,230,562
8,975,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	9,401,312

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$1,300,000	[1,2]	WMG Acquisition Corp., Sec. Fac. Bond, Series 144A, 4.875%, 11/1/2024	$1,313,000
750,000	[1,2]	WMG Acquisition Corp., Series 144A, 5.00%, 8/1/2023	760,313
		TOTAL	127,638,317
		Metals & Mining—2.1%
3,725,000		ArcelorMittal SA, 6.125%, 6/1/2025	4,153,375
6,350,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	5,871,337
10,725,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	9,384,375
1,175,000	[1,2]	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	1,251,375
2,425,000	[1,2]	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	2,643,250
875,000	[1,2]	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.00%, 3/31/2022	873,906
2,375,000	[1,2]	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.375%, 3/31/2025	2,360,156
1,600,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	1,658,000
850,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	879,750
5,075,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	5,316,062
2,450,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	2,480,625
3,475,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	3,605,313
2,900,000	[1,2]	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	3,353,125
		TOTAL	43,830,649
		Midstream—5.9%
3,275,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	3,374,085
625,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.50%, 5/20/2025	623,438
2,950,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	2,979,500
1,350,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.75%, 5/20/2027	1,339,537
7,950,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	7,950,000
3,600,000	[1,2]	Antero Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 5.375%, 9/15/2024	3,672,000
575,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	570,688
2,175,000	[1,2]	Cheniere Corpus Christi Holdings LLC, Series 144A, 7.00%, 6/30/2024	2,406,094
3,800,000	[1,2]	Cheniere Corpus Christi Holdings LLC, Term Loan—1st Lien, Series 144A, 5.875%, 3/31/2025	3,975,750
9,900,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	10,568,250
4,175,000		Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	3,945,375
3,200,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	3,056,000
6,250,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	5,937,500
2,675,000	[1,2]	Hiland Partners LP, Series 144A, 5.50%, 5/15/2022	2,790,814
4,650,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	4,894,125
3,050,000		MPLX LP, Sr. Unsecd. Note, 4.875%, 12/1/2024	3,213,123
4,100,000		Sabine Pass LNG LP, 5.625%, 3/1/2025	4,451,567
1,050,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	1,140,416
3,200,000	[1,2]	Sabine Pass LNG LP, Sec. Fac. Bond, Series 144A, 5.00%, 3/15/2027	3,348,483
6,200,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	6,138,000
1,275,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	1,262,250
3,150,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	3,118,500
8,325,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	8,366,625
2,075,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.75%, 4/15/2025	2,075,000
1,275,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	1,310,063
1,625,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 2/1/2025	1,679,844
4,200,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	4,368,000
2,375,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.25%, 1/15/2025	2,487,812
400,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.50%, 10/15/2019	424,000
3,576,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	3,692,220

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$3,450,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	$3,618,187
500,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	530,625
4,175,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	4,540,312
5,475,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	5,913,000
2,675,000		Williams Cos., Inc., Sr. Unsecd. Note, 4.55%, 6/24/2024	2,708,437
		TOTAL	122,469,620
		Oil Field Services—0.8%
2,400,000	[1,2]	Precision Drilling Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 12/15/2023	2,538,000
4,075,000	[1,2]	Tervita Escrow Corp., Term Loan—2nd Lien, Series 144A, 7.625%, 12/1/2021	4,227,812
3,025,000		Weatherford International Ltd., 7.00%, 3/15/2038	2,941,813
4,100,000		Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	4,469,000
550,000	[1,2]	Weatherford International Ltd., Sr. Unsecd. Note, Series 144A, 9.875%, 2/15/2024	639,375
1,850,000		Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	1,789,875
		TOTAL	16,605,875
		Packaging—6.9%
5,825,000	[1,2]	ARD Finance SA, Series 144A, 7.125%, 9/15/2023	6,014,312
1,625,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 4.625%, 5/15/2023	1,643,281
2,450,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	2,546,530
2,925,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	3,023,719
3,150,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	3,193,313
10,375,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	11,140,156
5,225,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	5,551,562
4,325,000		Berry Plastics Corp., 5.125%, 7/15/2023	4,449,344
9,325,000		Berry Plastics Corp., 5.50%, 5/15/2022	9,721,312
5,900,000	[1,2]	Bway Holding Co., Sec. Fac. Bond, Series 144A, 5.50%, 4/15/2024	5,959,000
9,600,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	10,511,520
11,950,000	[1,2]	Bway Holding Co., Sr. Unsecd. Note, Series 144A, 7.25%, 4/15/2025	11,979,875
9,825,000	[1,2]	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2025	10,046,062
8,375,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	8,772,812
4,625,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	4,711,719
1,050,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	1,113,000
3,700,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	3,961,313
11,375,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	11,716,364
4,100,000	[1,2]	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	4,397,250
1,675,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,825,750
575,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	601,232
2,800,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	2,954,000
4,575,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	4,860,938
12,050,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	12,418,971
		TOTAL	143,113,335
		Paper—0.4%
1,400,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	1,365,000
7,700,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	7,642,250
		TOTAL	9,007,250
		Pharmaceuticals—3.9%
4,975,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	4,378,000
7,075,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2025	6,066,812
6,350,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	6,592,252
3,450,000	[1,2]	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	3,471,563

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$16,050,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	$16,812,375
5,825,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	4,965,812
5,775,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	5,341,875
5,275,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	5,037,625
4,025,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	3,260,250
5,750,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	5,060,000
2,200,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	1,705,000
7,425,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	5,745,094
2,700,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 7/15/2022	2,315,250
875,000	[1,2]	Valeant Pharmaceuticals International, Inc., Term Loan—1st Lien, Series 144A, 6.50%, 3/15/2022	902,344
2,225,000	[1,2]	Valeant Pharmaceuticals International, Inc., Term Loan—1st Lien, Series 144A, 7.00%, 3/15/2024	2,288,969
8,300,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	6,484,375
		TOTAL	80,427,596
		Refining—0.8%
6,650,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	6,733,125
3,775,000		Northern Tier Energy LLC/Northern Tier Finance Corp., Bond, 7.125%, 11/15/2020	3,944,875
6,300,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	6,583,500
		TOTAL	17,261,500
		Restaurants—0.9%
10,150,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	10,556,000
2,400,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	2,457,000
4,825,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	4,921,500
		TOTAL	17,934,500
		Retailers—1.4%
12,775,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	12,168,187
3,125,000	[1,2]	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2026	3,085,938
5,500,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	5,661,645
7,450,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	7,412,750
1,775,000		Sally Holdings LLC/Sally Capital, Inc., 5.625%, 12/1/2025	1,781,656
		TOTAL	30,110,176
		Supermarkets—0.4%
4,625,000	[1,2]	Albertsons Cos., LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2025	4,497,813
4,250,000	[1,2]	Albertsons Cos., LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2024	4,356,250
		TOTAL	8,854,063
		Technology—10.3%
10,000,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	10,125,000
1,900,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	2,017,458
900,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2025	919,125
6,425,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	6,762,313
5,700,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	5,999,250
1,700,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	1,764,294
1,325,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 5.875%, 6/15/2021	1,393,375
8,225,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	9,096,940
8,225,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	8,677,375
1,900,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	1,983,125
20,800,000	[1,2]	First Data Corp., Series 144A, 5.75%, 1/15/2024	21,533,200
3,350,000	[1,2]	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	3,601,250
2,325,000	[1,2]	Gartner, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 4/1/2025	2,374,406
9,825,000	[1,2]	Inception Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	10,377,165

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$11,650,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	$11,970,375
11,300,000		Infor US, Inc., 6.50%, 5/15/2022	11,668,380
9,275,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	9,066,312
5,900,000	[1,2]	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	6,165,500
4,750,000	[1,2]	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	5,070,625
950,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 8/1/2026	961,875
1,600,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	1,651,504
2,675,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	2,755,250
2,700,000	[1,2]	Microsemi Corp., Sr. Unsecd. Note, Series 144A, 9.125%, 4/15/2023	3,115,125
2,100,000		NCR Corp., 6.375%, 12/15/2023	2,215,500
3,350,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	3,434,119
3,725,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	3,799,500
1,800,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	1,883,250
3,707,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	3,771,965
5,350,000	[1,2]	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/15/2026	5,483,750
1,750,000	[1,2]	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/1/2024	1,815,625
750,000		PTC, Inc., Sr. Unsecd. Note, 6.00%, 5/15/2024	800,625
4,825,000		Qorvo, Inc., Sr. Unsecd. Note, 7.00%, 12/1/2025	5,355,750
6,800,000	[1,2]	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	6,987,000
3,950,000		SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	4,196,875
4,650,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	4,777,875
2,625,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	2,746,406
1,775,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	1,797,188
1,300,000	[1,2]	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	1,384,500
8,950,000	[1,2]	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	10,267,261
3,150,000	[1,2]	Symantec Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 4/15/2025	3,227,049
2,000,000		Verisign, Inc., 4.625%, 5/1/2023	2,032,500
1,550,000	[1,2]	Versum Materials, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/30/2024	1,606,188
7,575,000		Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	8,209,406
		TOTAL	214,841,554
		Transportation Services—1.0%
1,425,000		Avis Budget Group, Inc., Sr. Unsecd. Note, 5.50%, 4/1/2023	1,391,156
2,550,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	2,368,313
6,050,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	6,087,812
6,350,000		HDTFS, Inc., 6.25%, 10/15/2022	6,064,250
3,775,000		Hertz Corp., 5.875%, 10/15/2020	3,633,438
1,100,000	[1,2]	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	961,125
		TOTAL	20,506,094
		Utility - Electric—2.1%
9,800,000		Calpine Corp., 5.75%, 1/15/2025	9,774,324
500,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	523,125
2,025,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	2,143,968
6,400,000	[1,2]	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2021	6,808,000
44,856	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	45,080
3,850,000		NRG Energy, Inc., 6.25%, 5/1/2024	3,857,219
3,700,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	3,804,063
2,850,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/15/2026	2,949,750
6,200,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 1/15/2027	6,215,500
5,150,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2023	5,375,312

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$2,675,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2025	$2,868,938
		TOTAL	44,365,279
		Wireless Communications—5.0%
1,900,000	[1,2]	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	2,021,125
7,225,000	[1,2]	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	7,663,016
10,100,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	8,720,037
5,375,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	5,583,550
325,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	336,700
2,700,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	2,808,000
4,375,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	4,418,750
7,875,000	[1,2]	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	8,140,781
8,675,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	9,184,656
8,700,000		Sprint Corp., 7.125%, 6/15/2024	9,309,000
10,000,000		Sprint Corp., 7.875%, 9/15/2023	11,100,000
2,850,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	3,120,750
3,425,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,741,812
2,875,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	2,946,875
1,100,000		T-Mobile USA, Inc., 6.25%, 4/1/2021	1,134,375
4,075,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	4,358,946
6,050,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	6,276,875
1,250,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	1,293,750
1,625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	1,739,238
3,475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	3,753,000
4,050,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	4,384,125
1,900,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	2,085,250
		TOTAL	104,120,611
		Wireline Communications—0.3%
1,550,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 1/15/2024	1,590,688
4,200,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2025	4,284,000
		TOTAL	5,874,688
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,984,706,553)	2,026,776,366
		INVESTMENT COMPANY—2.7%
55,483,154	[7]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.97%[8] (IDENTIFIED COST $55,499,405)	55,499,799
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $2,040,205,958)[9]	2,082,276,165
		OTHER ASSETS AND LIABILITIES - NET—0.1%[10]	2,355,397
		TOTAL NET ASSETS—100%	$2,084,631,562
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2017, these restricted securities amounted to $1,196,860,506, which represented 57.4% of total net assets.

2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2017, these liquid restricted securities amounted to $1,196,815,426, which represented 57.4% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at March 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005-5/27/2009	$40,955	$45,080
Hard Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006-1/2/2008	$2,334,293	$0
3	Non-income-producing security.
Issuer in default.	4
Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.	5
Principal amount and interest were not paid upon final maturity.	6
Affiliated holding.	7
Transactions involving the affiliated holding during the period ended March 31, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2016	31,814,396
Purchases/Additions	143,258,990
Sales/Reductions	(119,590,232)
Balance of Shares Held 3/31/2017	55,483,154
Value	$55,499,799
Dividend Income	$90,660
8	7-day net yield.
At March 31, 2017, the cost of investments for federal tax purposes was $2,040,205,958. The net unrealized appreciation of investments for federal tax purposes was $42,070,207. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $73,936,159 and net unrealized depreciation from investments for those securities having an excess of cost over value of $31,865,952.	9
Assets, other than investments in securities, less liabilities.	10
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.	■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.	■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.	■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.	■
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,026,776,366	$0	$2,026,776,366
Investment Company	55,499,799	—	—	55,499,799
TOTAL SECURITIES	$55,499,799	$2,026,776,366	$0	$2,082,276,165

Federated Mortgage Core Portfolio
Portfolio of Investments
March 31, 2017 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—8.5%
		Auto Receivables—7.0%
$22,345,000		AmeriCredit Automobile Receivables Trust 2014-4, Class D, 3.070%, 11/9/2020	$22,613,524
12,960,000		AmeriCredit Automobile Receivables Trust 2015-2, Class D, 3.000%, 6/8/2021	13,146,115
15,500,000		AmeriCredit Automobile Receivables Trust 2015-3, Class D, 3.340%, 8/8/2021	15,784,189
15,000,000		AmeriCredit Automobile Receivables Trust 2016-2, Class D, 3.650%, 5/9/2022	15,368,732
13,322,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	13,479,142
7,400,000		Capital Auto Receivables Asset Trust 2015-3, Class D, 3.340%, 3/22/2021	7,462,045
19,940,000		Santander Drive Auto Receivables Trust 2015-1, Class D, 3.240%, 4/15/2021	20,210,886
18,140,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	18,277,270
14,580,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	14,863,575
12,672,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	12,871,264
		TOTAL	154,076,742
		Other—1.2%
6,820,453	[1,2]	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	6,833,989
11,219,660	[1,2]	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	11,219,302
7,818,074	[1,2]	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	7,832,646
		TOTAL	25,885,937
		Single Family Rental Securities—0.2%
4,900,887	[1,2]	Invitation Homes Trust 2014-SFR1, Class C, 3.043%, 6/17/2031	4,910,014
		Student Loans—0.1%
3,042,165	[1,2]	Social Professional Loan Program LLC 2014-A, Class A2, 3.020%, 10/25/2027	3,077,705
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $185,863,153)	187,950,398
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.1%
		Agency Commercial Mortgage-Backed Securities—2.5%
8,736,888		FHLMC REMIC K050 A1, 2.802%, 1/25/2025	8,856,218
22,544,746		FHLMC REMIC K060 A1, 2.883%, 7/25/2026	22,938,805
24,000,000		FNMA REMIC 2015-M4 AV2, 2.509%, 7/25/2022	24,048,977
		TOTAL	55,844,000
		Non-Agency Commercial Mortgage-Backed Securities—0.6%
13,450,000	[1,2]	Cosmopolitan Hotel Trust 2016-CSMO, Class A, 2.312%, 11/15/2033	13,571,389
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $69,595,173)	69,415,389
		COLLATERALIZED MORTGAGE OBLIGATIONS—6.2%
		Government National Mortgage Association—0.7%
16,704,982		REMIC 2013-H20 FA, 1.380%, 8/20/2063	16,696,044
		Non-Agency Mortgage-Backed Securities—5.5%
1,277,883		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	1,269,188
642,320		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	504,784
18,498,502	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	17,827,613
13,757,386	[1,2]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	12,663,434
4,387,480	[1,2]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	4,409,459
9,942,433	[1,2]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	9,999,306
782,131		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 3.441%, 8/25/2035	750,379
1,989,422		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	1,970,981
11,090,287		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	10,423,216
1

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$10,258,246		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	$9,582,509
19,358,161		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	18,080,019
13,584,963		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	13,328,084
4,301,286	[1,2]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	4,391,261
15,453,780	[1,2]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	15,545,538
		TOTAL	120,745,771
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $142,916,138)	137,441,815
		MORTGAGE-BACKED SECURITIES—73.4%
		Federal Home Loan Mortgage Corporation—29.8%
63,356,440		2.500%, 1/1/2031	63,551,952
182,200,391		3.000%, 6/1/2031 - 2/1/2047	183,095,299
188,761,345		3.500%, 6/1/2026 - 4/1/2047	193,506,674
134,220,820		4.000%, 2/1/2020 - 4/1/2047	140,999,720
33,092,489		4.500%, 6/1/2019 - 7/1/2041	35,561,347
23,915,928		5.000%, 7/1/2019 - 5/1/2041	26,095,635
8,844,427		5.500%, 3/1/2021 - 5/1/2040	9,789,473
998,587		6.000%, 7/1/2029 - 9/1/2037	1,131,649
1,598,186		6.500%, 3/1/2022 - 4/1/2038	1,831,655
452,035		7.000%, 10/1/2020 - 9/1/2037	525,861
130,006		7.500%, 8/1/2029 - 5/1/2031	152,379
185,081		8.000%, 3/1/2030 - 3/1/2031	221,894
4,995		8.500%, 9/1/2025	5,810
3		9.500%, 4/1/2021	3
		TOTAL	656,469,351
		Federal National Mortgage Association—29.3%
60,364,160		2.500%, 1/1/2030 - 1/1/2032	60,564,521
77,485,911		3.000%, 10/1/2027 - 1/1/2047	78,121,650
201,336,319		3.500%, 11/1/2025 - 6/1/2046	207,569,465
172,832,002		4.000%, 12/1/2025 - 5/1/2046	182,525,296
72,924,426		4.500%, 12/1/2019 - 6/1/2044	78,645,021
13,607,377		5.000%, 5/1/2023 - 10/1/2041	14,839,845
11,259,682		5.500%, 12/1/2017 - 4/1/2041	12,567,413
7,305,996		6.000%, 1/1/2029 - 2/1/2039	8,315,396
1,900,641		6.500%, 4/1/2019 - 10/1/2038	2,186,806
1,729,198		7.000%, 7/1/2023 - 6/1/2037	2,012,594
179,196		7.500%, 1/1/2030 - 6/1/2033	211,071
24,095		8.000%, 7/1/2023 - 3/1/2030	27,975
1,052		9.000%, 11/1/2021 - 6/1/2025	1,222
		TOTAL	647,588,275
		Government National Mortgage Association—14.3%
76,050,479		3.000%, 11/20/2045 - 12/20/2046	76,832,993
142,107,263		3.500%, 12/15/2040 - 6/20/2046	147,549,307
42,671,965		4.000%, 9/15/2040 - 12/20/2046	45,272,785
22,077,149		4.500%, 1/15/2039 - 11/15/2043	23,789,350
15,349,877		5.000%, 1/15/2039 - 7/15/2040	16,928,931
2,108,861		5.500%, 12/15/2038 - 2/15/2039	2,378,767
801,452		6.000%, 10/15/2028 - 6/15/2037	908,617
213,839		6.500%, 10/15/2028 - 2/15/2032	246,573
414,469		7.000%, 11/15/2027 - 12/15/2031	483,104
2

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$160,538		7.500%, 7/15/2029 - 1/15/2031	$190,088
242,831		8.000%, 1/15/2022 - 11/15/2030	291,688
4,899		8.500%, 5/15/2029	5,926
856		9.500%, 10/15/2020	942
		TOTAL	314,879,071
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,606,510,587)	1,618,936,697
		U.S. TREASURY—5.1%
		U.S. Treasury Bonds—1.0%
10,000,000		3.500%, 2/15/2039	11,007,031
8,000,000		4.750%, 2/15/2037	10,444,750
		TOTAL	21,451,781
		U.S. Treasury Notes—4.1%
25,000,000		1.500%, 8/15/2026	23,135,352
30,000,000		1.875%, 2/28/2022	29,937,891
30,000,000		2.000%, 11/15/2026	28,980,702
10,000,000		2.250%, 2/15/2027	9,874,219
		TOTAL	91,928,164
		TOTAL U.S. TREASURY (IDENTIFIED COST $113,570,801)	113,379,945
		INVESTMENT COMPANY—9.1%
199,824,233	[3]	Federated Government Obligations Fund, Premier Shares, 0.63%[4] (IDENTIFIED COST $199,824,233)	199,824,233
		TOTAL INVESTMENTS—105.4% (IDENTIFIED COST $2,318,280,085)[5]	2,326,948,477
		OTHER ASSETS AND LIABILITIES - NET—(5.4)%[6]	(119,794,636)
		TOTAL NET ASSETS—100%	$2,207,153,841
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2017, these restricted securities amounted to $112,281,656, which represented 5.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2017, these liquid restricted securities amounted to $112,281,656, which represented 5.1% of total net assets.
3	Affiliated holding.

Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 12/31/2016	107,203,788
Purchases/Additions	293,451,356
Sales/Reductions	(200,830,911)
Balance of Shares Held 3/31/2017	199,824,233
Value	$199,824,233
Dividend Income	$193,448
4	7-day net yield.
5	At March 31, 2017, the cost of investments for federal tax purposes was $2,318,280,085. The net unrealized appreciation of investments for federal tax purposes was $8,668,392. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,604,750 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,936,358.
6	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of March 31, 2017
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2017.
3

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Co-Advisers and certain of the Co-Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
4

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$187,950,398	$—	$187,950,398
Commercial Mortgage-Backed Securities	—	69,415,389	—	69,415,389
Collateralized Mortgage Obligations	—	137,441,815	—	137,441,815
Mortgage-Backed Securities	—	1,618,936,697	—	1,618,936,697
U.S. Treasury	—	113,379,945	—	113,379,945
Investment Companies	199,824,233	—	—	199,824,233
TOTAL SECURITIES	$199,824,233	$2,127,124,244	$—	$2,326,948,477
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
5

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date May 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 23, 2017